Income Taxes - Deferred Income Tax Liability Presentation (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Income Taxes [Abstract]
Deferred income tax assets	$ 51	$ 18
Deferred tax liabilities	(396)	(472)
Net deferred tax liabilities	$ (345)	$ (454)